Regulatory Requirements	12 Months Ended
Dec. 31, 2010
Regulatory Requirements
Regulatory Requirements
24.	Regulatory Requirements

In conformity with the Financial Supervisory Service ("FSS") and the Basel Committee on Banking Regulations and Supervisory Practice guidelines, Kookmin Bank, a subsidiary of the Company, applies risk-adjusted capital ratios to evaluate its capital adequacy. The capital adequacy guidelines adopt the so called BASEL II, the approach of risk-weighted capital measure based on the framework developed and proposed by the Basel Committee on Banking Supervision of the Bank for International Settlements ("BIS").

Under the capital adequacy guidelines, banking institutions with international operations are required to maintain a minimum 8% total risk-based capital ratio, the ratio of total risk-adjusted capital divided by total risk-weighted assets, including a Tier 1 capital ratio of at least 4%.

The capital ratios are calculated based on Kookmin Bank's consolidated balance sheets prepared in accordance with Korean GAAP which may vary in certain significant respects from U.S. GAAP. In the event Kookmin Bank does not maintain a consolidated capital adequacy ratio of 8%, it is subject to corrective actions recommended by the FSS based on the actual financial position and capital ratio of Kookmin Bank. Management of Kookmin Bank believes that Kookmin Bank met all capital adequacy requirements to which it is subject as of December 31, 2009 and 2010. However, events beyond management's control, such as fluctuations in interest rates or a downturn in the economy could adversely affect future earnings and consequently, Kookmin Bank's ability to meet its future capital requirements.

The following capital ratios are calculated in accordance with and as defined by the FSS guideline, which is materially consistent with BIS guidelines and Kookmin Bank's consolidated financial statements prepared in accordance with Korean GAAP as of December 31:

	2009	2010
	(In millions of Korean won, except capital ratios)
Tier 1 capital	16,734,532	16,865,112
Tier 2 capital	4,973,120	3,935,533

Total risk-adjusted capital	21,707,652	20,800,645

Risk-Weighted Assets
Risk-weighted assets for credit risk(1)	139,926,727	140,742,572
Risk-weighted assets for market risk(2)	2,071,648	1,807,537
Risk-weighted assets for operating risk(3)	12,595,000	12,255,401

Total risk-weighted assets	154,593,375	154,805,510

Capital Adequacy Ratios (%)
Tier 1 capital ratio (%)	10.82	10.89
Tier 2 capital ratio (%)	3.22	2.55

Capital adequacy ratio (%)	14.04	13.44

(1)	Calculated by Foundation Internal Ratings-Based Approach
(2)	Calculated by Internal Models Method
(3)	Calculated by Advanced Measurement Approach

In addition, the Company, as a bank holding company, is required under the capital adequacy requirements of the Financial Services Commission to maintain a minimum consolidated capital adequacy ratio of 8.0%. "Consolidated capital adequacy ratio" is defined as the ratio of equity capital as a percentage of risk-weighted assets on a consolidated basis, determined in accordance with Financial Services Commission requirements that have been formulated based on Bank of International Settlements. "Equity capital," as applicable to bank holding companies, is defined as the sum of Tier I capital, Tier II capital and Tier III capital less any deductible items (each as defined under the Regulation on the Supervision of Financial Holding Companies). "Risk-weighted assets" is defined as the sum of credit risk-weighted assets and market risk-weighted assets.

The following table sets forth a summary of the Company's consolidated capital adequacy ratio as of December 31, 2009 and 2010, based on applicable Korean GAAP and regulatory reporting standards:

	2009	2010
	(In millions of Korean won, except ratios)
Risk-weighted assets	182,664,075	183,077,983
Equity capital	24,360,262	23,948,343
Consolidated capital adequacy ratio	13.34%	13.08%